FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended:	December 31,
2000

Check here if Amendment [  ] ; Amendment Number:
This Amendment (Check only one.):  [  ]  is a restatement
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Wafra Investment Advisory Group, Inc.
Address:	345 Park Avenue, 41st Floor
		New York, NY  10154

13F File number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered internal parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:		Anthony G. Barbuto
Title:		Chief Financial Officer
Phone:		212-759-3700
Signature, Place, and Date of Signing:

Anthony G. Barbuto New York, NY, January 31, 2001

Report Type (Check only one)
[X]	13F Holding Report
[  ]	13F Notice
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		139

Form 13F Information Value Total:		$435,674

List of Other Managers Included:			0



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                                                                 FORM 13F  (SEC USE ONLY)
                                                                 ########
                                                                 Name of Reporting Manager
                                                                 Item 6:
Item 8:
Item 1:         Item 2: Item 3:     Item 4:     Item 5:          Investment Discretion
Item 7:     Voting Authority Shares
                 Title               Fair      Shares of         (a) Sole(b) Shar(c) Shar
Managers
Name of Issuer  of ClassCusip No Market Value  Principal                 As Defin Other
See Instr. V  (a) Sole(b) Shar(c) None
                                                                         in Instr. V

A T & T Corp.     COM   00195710    $2,272,688    131,750           X
Wafra Investmen   X
AOL Time Warner   COM   00184A10    $5,397,480    155,100           X
Wafra Investment   X
ATMI Inc.         COM   00207R10      $312,000     16,000           X
Wafra Investmen   X
American Express  COM   02581610    $6,026,644    109,700           X
Wafra Investmen   X
American Interna  COM   02687410    $9,583,922     97,237           X
Wafra Investmen   X
Amerisource Heal  COM   03071P10      $505,000     10,000           X
Wafra Investment   X
Amgen Inc.        COM   03116210    $3,964,125     62,000           X
Wafra Investment   X
Apache Corp.      COM   03741110    $3,552,169     50,700           X
Wafra Investmen   X
Apollo Group Inc  COM   03760410      $491,875     10,000           X
Wafra Investment   X
Applied Material  COM   03822210    $3,345,225     87,600           X
Wafra Investmen   X
Atmel Corp        COM   04951310      $848,625     73,000           X
Wafra Investmen   X
Avalonbay Commun  COM   05348410    $2,676,675     53,400           X
Wafra Investmen   X
BJ'S Wholesale C  COM   05548J10      $844,250     22,000           X
Wafra Investment   X
Bank of America   COM   06050510    $6,523,425    142,200           X
Wafra Investment   X
Bed Bath & Beyon  COM   07589610    $3,591,188    160,500           X
Wafra Investmen   X
Bristol-Myers Sq  COM   11012210   $11,992,663    162,200           X
Wafra Investment   X
CDW Computer Cen  COM   12512910      $362,375     13,000           X
Wafra Investmen   X
CVS Corp.         COM   12665010    $6,916,788    115,400           X
Wafra Investmen   X
Cadence Design S  COM   12738710      $550,000     20,000           X
Wafra Investmen   X
Calpine Corp.     COM   13134710      $811,125     18,000           X
Wafra Investmen   X
Catalina Marketi  COM   14886710      $389,375     10,000           X
Wafra Investmen   X
Centurytel Inc.   COM   15670010    $2,752,750     77,000           X
Wafra Investmen   X
Chevron Corp.     COM   16675110    $4,610,288     54,600           X
Wafra Investmen   X
Chiron Corp.      COM   17004010      $587,400     13,200           X
Wafra Investment   X
Cintas Corp.      COM   17290810      $797,813     15,000           X
Wafra Investmen   X
Cisco Systems In  COM   17275R10   $11,126,925    290,900           X
Wafra Investmen   X
Citigroup Inc     COM   17296710   $12,680,402    248,331           X
Wafra Investmen   X
Coastal Corp.     COM   19044110    $7,886,306     89,300           X
Wafra Investment   X
Coca-Cola Compan  COM   19121610    $4,308,281     70,700           X
Wafra Investment   X
Cognex Corp.      COM   19242210      $369,488     16,700           X
Wafra Investment   X
Colgate-Palmoliv  COM   19416210    $5,519,025     85,500           X
Wafra Investmen   X
Concord EFS Inc.  COM   20619710    $1,318,125     30,000           X
Wafra Investmen   X
Conseco Inc.      COM   20846410      $217,594     16,500           X
Wafra Investmen   X
Cypress Semicond  COM   23280610      $492,188     25,000           X
Wafra Investmen   X
DPL Inc.          COM   23329310      $464,625     14,000           X
Wafra Investment   X
Dell Computer Co  COM   24702510    $3,114,338    178,600           X
Wafra Investmen   X
Dendrite Interna  COM   24823910      $358,000     16,000           X
Wafra Investmen   X
Dover Corporatio  COM   26000310    $3,155,763     77,800           X
Wafra Investmen   X
Dow Chemical      COM   26054310    $4,673,350    127,600           X
Wafra Investmen   X
Dun & Bradstreet  COM   26483E10      $517,500     20,000           X
Wafra Investmen   X
EMC Corp/Mass     COM   26864810    $6,550,250     98,500           X
Wafra Investmen   X
EOG Resources In  COM   26875P10      $682,813     12,500           X
Wafra Investmen   X
Enron Corp.       COM   29356110    $3,865,313     46,500           X
Wafra Investmen   X
Ensco Internatio  COM   26874Q10      $374,688     11,000           X
Wafra Investmen   X
Equant NV-NY Reg  COM   29440910      $784,012     30,082           X
Wafra Investmen   X
Equitable Resour  COM   29454910      $734,250     11,000           X
Wafra Investmen   X
Express Scripts   COM   30218210    $1,022,500     10,000           X
Wafra Investmen   X
Exxon Mobil Corp  COM   30231G10   $12,023,369    138,299           X
Wafra Investmen   X
Fannie Mae        COM   31358610    $7,651,350     88,200           X
Wafra Investmen   X
Fiserv Inc.       COM   33773810      $925,031     19,500           X
Wafra Investmen   X
Fleet Boston Fin  COM   33903010    $6,073,856    161,700           X
Wafra Investmen   X
Forest Laborator  COM   34583810    $1,461,625     11,000           X
Wafra Investmen   X
Gannett Co.       COM   36473010    $3,462,131     54,900           X
Wafra Investmen   X
General Electric  COM   36960410   $17,770,431    370,700           X
Wafra Investmen   X
Genzyme Corp. Ge  COM   37291710    $1,486,217     16,525           X
Wafra Investmen   X
Global Marine In  COM   37935240      $473,863     16,700           X
Wafra Investmen   X
Guidant Corp      COM   40169810    $1,078,750     20,000           X
Wafra Investmen   X
Healthsouth Corp  COM   42192410      $734,063     45,000           X
Wafra Investmen   X
Hispanic Broadca  COM   43357B10      $548,250     21,500           X
Wafra Investmen   X
Home Depot Inc.   COM   43707610    $6,702,356    146,700           X
Wafra Investmen   X
Household Int'l   COM   44181510    $5,511,000    100,200           X
Wafra Investmen   X
Ingersoll-Rand C  COM   45686610    $2,659,063     63,500           X
Wafra Investmen   X
Inktomi Corp.     COM   45727710      $235,950     13,200           X
Wafra Investmen   X
Int'l Business M  COM   45920010    $7,590,500     89,300           X
Wafra Investmen   X
Integrated Devic  COM   45811810      $612,813     18,500           X
Wafra Investmen   X
Intel Corp.       COM   45814010    $9,448,644    314,300           X
Wafra Investmen   X
Intuit Inc.       COM   46120210      $690,156     17,500           X
Wafra Investmen   X
Ivax Corp.        COM   46582310    $1,160,490     30,300           X
Wafra Investmen   X
JDS Uniphase Cor  COM   46612J10    $1,263,131     30,300           X
Wafra Investmen   X
Jabil Circuit In  COM   46631310      $532,875     21,000           X
Wafra Investmen   X
Johnson & Johnso  COM   47816010    $8,531,075     81,200           X
Wafra Investmen   X
Lilly (Eli) & Co  COM   53245710    $4,671,738     50,200           X
Wafra Investmen   X
MSC Industrial D  COM   55353010      $482,269     26,700           X
Wafra Investmen   X
Macromedia Inc.   COM   55610010      $716,850     11,800           X
Wafra Investmen   X
McCormick & Co.-  COM   57978020      $432,750     12,000           X
Wafra Investmen   X
Merck & Co. Inc.  COM   58933110    $8,856,925     94,600           X
Wafra Investmen   X
Microchip Tech.   COM   59501710      $590,119     26,900           X
Wafra Investmen   X
Microsoft Corp.   COM   59491810    $9,594,550    221,200           X
Wafra Investmen   X
Millennium Pharm  COM   59990210    $1,175,625     19,000           X
Wafra Investmen   X
Morgan St Dean W  COM   61744644    $5,864,500     74,000           X
Wafra Investmen   X
Mutual Risk Mana  COM   62835110      $151,875     10,000           X
Wafra Investmen   X
Natl Commerce Ba  COM   63544910      $977,625     39,500           X
Wafra Investmen   X
Nike Inc.         COM   65410610    $4,459,419     79,900           X
Wafra Investmen   X
Noble Drilling C  COM   65504210      $868,750     20,000           X
Wafra Investmen   X
Nvidia Corp.      COM   67066G10      $468,548     14,300           X
Wafra Investmen   X
Oak Technology I  COM   67180210       $91,219     10,500           X
Wafra Investmen   X
Oakley Inc.       COM   67366210      $324,000     24,000           X
Wafra Investmen   X
Oracle Corporati  COM   68389X10    $6,379,219    219,500           X
Wafra Investmen   X
Oxford Health Pl  COM   69147110      $770,250     19,500           X
Wafra Investmen   X
Palm Inc          COM   69664210    $1,749,713     61,800           X
Wafra Investmen   X
Patterson Energy  COM   70341410      $558,750     15,000           X
Wafra Investmen   X
Pemstar Inc.      COM   70655210       $88,125     10,000           X
Wafra Investmen   X
Pepsico Inc.      COM   71344810    $5,432,050    109,600           X
Wafra Investmen   X
Pfizer Inc.       COM   71708110   $14,001,250    304,375           X
Wafra Investmen   X
Phillip Morris C  COM   71815410    $6,674,800    151,700           X
Wafra Investmen   X
Plantronics Inc.  COM   72749310      $564,000     12,000           X
Wafra Investmen   X
Powerwave Techno  COM   73936310      $965,250     16,500           X
Wafra Investmen   X
Pride Internatio  COM   74193210      $246,250     10,000           X
Wafra Investmen   X
Priority Healthc  COM   74264T10      $857,063     21,000           X
Wafra Investmen   X
Procter & Gamble  COM   74271810    $5,200,406     66,300           X
Wafra Investmen   X
Quaker Oats Co    COM   74740210    $2,142,250     22,000           X
Wafra Investmen   X
Quanta Services   COM   74762E10      $486,031     15,100           X
Wafra Investmen   X
Radioshack Corp.  COM   75043810    $3,425,000     80,000           X
Wafra Investmen   X
Rational Softwar  COM   75409P10    $1,062,994     27,300           X
Wafra Investmen   X
Realnetworks Inc  COM   75605L10      $211,975     24,400           X
Wafra Investmen   X
Reinsurance Grou  COM   75935110      $355,000     10,000           X
Wafra Investmen   X
Reliant Energy I  COM   75952J10    $4,937,625    114,000           X
Wafra Investmen   X
SBC Communicatio  COM   78387G10    $8,905,375    186,500           X
Wafra Investmen   X
Safeway Inc.      COM   78651420    $6,981,250    111,700           X
Wafra Investmen   X
Saks Inc.         COM   79377W10    $3,853,270    385,327           X
Wafra Investmen   X
Sawtek Inc.       COM   80546810      $581,963     12,600           X
Wafra Investmen   X
Schlumberger Ltd  COM   80685710    $3,972,894     49,700           X
Wafra Investmen   X
Silicon Storage   COM   82705710      $177,188     15,000           X
Wafra Investmen   X
Silicon Valley B  COM   82706410      $449,313     13,000           X
Wafra Investmen   X
Smith Internatio  COM   83211010      $820,188     11,000           X
Wafra Investmen   X
Southwest Airlin  COM   84474110    $3,589,386    107,050           X
Wafra Investmen   X
Sprint Corp (Fon  COM   85206110      $983,125     48,400           X
Wafra Investmen   X
Stryker Corp      COM   86366710      $733,555     14,500           X
Wafra Investmen   X
Sun Microsystems  COM   86681010    $4,777,775    171,400           X
Wafra Investmen   X
Symantec Corp.    COM   87150310      $433,875     13,000           X
Wafra Investmen   X
Talbots Inc.      COM   87416110      $460,813     10,100           X
Wafra Investmen   X
Tellabs Inc.      COM   87966410    $3,915,450     69,300           X
Wafra Investmen   X
Texas Instrument  COM   88250810    $5,865,025    123,800           X
Wafra Investmen   X
Textron Inc.      COM   88320310    $3,162,000     68,000           X
Wafra Investmen   X
Tiffany & Co.     COM   88654710      $632,500     20,000           X
Wafra Investmen   X
Time Warner Inc.  COM   88731510    $1,911,984     36,600           X
Wafra Investmen   X
Triquint Semicon  COM   89674K10      $694,631     15,900           X
Wafra Investmen   X
Tyco Internation  COM   90212410    $6,471,300    116,600           X
Wafra Investmen   X
USX-Marathon Gro  COM   90290582    $3,321,675    119,700           X
Wafra Investmen   X
Univision Commun  COM   91490610      $798,281     19,500           X
Wafra Investmen   X
Verizon Communic  COM   92343V10    $5,222,424    104,188           X
Wafra Investmen   X
Viad Corp.        COM   92552R10      $230,000     10,000           X
Wafra Investmen   X
Vishay Intertech  COM   92829810      $461,313     30,500           X
Wafra Investmen   X
Vitesse Semicond  COM   92849710      $885,000     16,000           X
Wafra Investmen   X
Wal-Mart Stores   COM   93114210    $9,456,250    178,000           X
Wafra Investmen   X
Waters Corp.      COM   94184810    $1,419,500     17,000           X
Wafra Investmen   X
Wendy's Int'l In  COM   95059010    $3,675,000    140,000           X
Wafra Investmen   X
Weyerhaeuser Co.  COM   96216610    $3,928,050     77,400           X
Wafra Investmen   X
Wind River Syste  COM   97314910      $426,563     12,500           X
Wafra Investmen   X
Worldcom Inc.     COM   98157D10    $2,093,906    148,900           X
Wafra Investmen   X
Column Total                      $435,674,166  9,613,964

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